CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 1,477	$ 339	$ 2,855	$ 887
Cost of goods sold (exclusive of depreciation and amortization shown separately below)	(5,008)	(943)	(9,634)	(1,935)
Selling, general, and administrative expenses	(10,400)	(5,280)	(28,621)	(6,467)
Depreciation and amortization	(2,553)	(168)	(4,009)	(967)
Operating loss	(16,484)	(6,052)	(40,460)	(8,482)
Interest expense, net	(229)	155	(1,634)	(503)
Other expense	(335)	0	780	328
Loss from operations before income tax	(17,048)	(5,897)	(41,314)	(8,657)
Income tax benefit	755	0	1,331	0
Loss before equity in net loss of affiliate	(16,293)	(5,897)	(39,983)	(8,657)
Equity in net loss of affiliate	25	0	74	0
Net loss	(16,318)	(5,897)	(40,057)	(8,657)
Currency translation adjustments	(1,230)	0	(1,169)	(378)
Comprehensive loss	$ (17,548)	$ (5,897)	$ (41,226)	$ (9,035)
Net loss per share - basic (in dollars per share)	$ (0.08)	$ (0.04)	$ (230)	$ (80.00)
Net loss per share - diluted (in dollars per share)	$ (0.08)	$ (0.04)	$ (230)	$ (80.00)
Weighted average common shares outstanding - basic (in shares)	209,355,000	163,260,000	175,796,000	114,160,000
Weighted average common shares outstanding - diluted (in shares)	209,355,000	163,260,000	175,796,000	114,160,000